UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 3.0%
CAE, Inc.	559,800	$9,793,976
Lockheed Martin Corp.	25,500	7,912,395
Textron, Inc.	214,500	11,557,260

		$29,263,631

Auto Components — 0.7%
Delphi Automotive PLC	65,000	$6,396,000

		$6,396,000

Automobiles — 0.5%
Ford Motor Co.	390,000	$4,668,300

		$4,668,300

Banks — 6.3%
First Hawaiian, Inc.	306,600	$9,286,914
JPMorgan Chase & Co.	235,500	22,492,605
People’s United Financial, Inc.(1)	478,600	8,681,804
Wells Fargo & Co.	369,900	20,399,985

		$60,861,308

Beverages — 1.1%
Diageo PLC	306,100	$10,066,252

		$10,066,252

Biotechnology — 5.1%
AbbVie, Inc.	127,300	$11,311,878
Alexion Pharmaceuticals, Inc.(2)	23,000	3,226,670
Biogen, Inc.(2)	22,700	7,107,824
Celgene Corp.(2)	34,640	5,051,205
Gilead Sciences, Inc.	206,100	16,698,222
Incyte Corp.(2)	22,000	2,568,280
Vertex Pharmaceuticals, Inc.(2)	21,000	3,192,840

		$49,156,919

Capital Markets — 3.1%
Blackstone Group LP (The)	281,500	$9,393,655
CBOE Holdings, Inc.	95,600	10,289,428
Invesco, Ltd.	284,200	9,958,368

		$29,641,451

Chemicals — 1.9%
DowDuPont, Inc.	104,100	$7,206,843
LyondellBasell Industries NV, Class A	110,039	10,899,363

		$18,106,206

Security	Shares	Value
Commercial Services & Supplies — 1.0%
Brambles, Ltd.	651,500	$4,611,342
Deluxe Corp.	67,000	4,888,320

		$9,499,662

Communications Equipment — 1.8%
Cisco Systems, Inc.	510,000	$17,151,300

		$17,151,300

Consumer Finance — 0.7%
Ally Financial, Inc.	261,723	$6,349,400

		$6,349,400

Containers & Packaging — 1.3%
International Paper Co.	219,353	$12,463,638

		$12,463,638

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(2)	71,000	$6,120,910

		$6,120,910

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	567,480	$28,084,585

		$28,084,585

Electric Utilities — 1.2%
Southern Co. (The)	235,000	$11,547,900

		$11,547,900

Electronic Equipment, Instruments & Components — 1.1%
FLIR Systems, Inc.	265,200	$10,318,932

		$10,318,932

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.	121,800	$8,496,768

		$8,496,768

Equity Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	154,000	$10,153,220
Extra Space Storage, Inc.	128,000	10,229,760
National Retail Properties, Inc.	135,800	5,657,428

		$26,040,408

Food & Staples Retailing — 1.9%
US Foods Holding Corp.(2)	492,100	$13,139,070
Wal-Mart Stores, Inc.	65,000	5,079,100

		$18,218,170

Food Products — 1.4%
Pinnacle Foods, Inc.	236,100	$13,497,837

		$13,497,837

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(2)	290,000	$8,459,300
Medtronic PLC	61,600	4,790,632

		$13,249,932

Security	Shares	Value
Health Care Providers & Services — 1.8%
Aetna, Inc.	111,100	$17,666,011

		$17,666,011

Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	155,600	$9,983,296

		$9,983,296

Household Durables — 0.8%
Newell Brands, Inc.	187,000	$7,979,290

		$7,979,290

Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners LP	246,820	$9,944,378

		$9,944,378

Industrial Conglomerates — 3.7%
3M Co.	101,800	$21,367,820
General Electric Co.	576,500	13,939,770

		$35,307,590

Insurance — 4.4%
American Financial Group, Inc.	95,900	$9,920,855
Chubb, Ltd.	103,600	14,768,180
First American Financial Corp.(1)	242,600	12,122,722
RLI Corp.	95,600	5,483,616

		$42,295,373

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(2)	17,800	$17,112,030

		$17,112,030

Internet Software & Services — 5.9%
Alphabet, Inc., Class C(2)	27,914	$26,772,597
Facebook, Inc., Class A(2)	177,000	30,243,990

		$57,016,587

IT Services — 2.6%
Amdocs, Ltd.	142,500	$9,165,600
International Business Machines Corp.	38,972	5,654,058
Leidos Holdings, Inc.	169,000	10,008,180

		$24,827,838

Machinery — 0.3%
Caterpillar, Inc.	26,000	$3,242,460

		$3,242,460

Media — 3.1%
Interpublic Group of Cos., Inc. (The)	911,900	$18,958,401
Walt Disney Co. (The)	110,200	10,862,414

		$29,820,815

Metals & Mining — 0.3%
Rio Tinto PLC ADR(1)	59,400	$2,803,086

		$2,803,086

Security	Shares	Value
Multi-Utilities — 1.0%
Sempra Energy	81,100	$9,255,943

		$9,255,943

Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	129,100	$15,169,250
ConocoPhillips	163,300	8,173,165
Occidental Petroleum Corp.	105,400	6,767,734
Phillips 66	134,200	12,294,062
Royal Dutch Shell PLC, Class B	330,100	10,162,492

		$52,566,703

Personal Products — 0.5%
Unilever PLC	81,400	$4,711,376

		$4,711,376

Pharmaceuticals — 5.5%
Eli Lilly & Co.	44,400	$3,797,976
Johnson & Johnson	177,600	23,089,776
Pfizer, Inc.	738,000	26,346,600

		$53,234,352

Road & Rail — 1.1%
Kansas City Southern	95,300	$10,357,204

		$10,357,204

Semiconductors & Semiconductor Equipment — 4.7%
Intel Corp.	341,200	$12,992,896
QUALCOMM, Inc.	349,400	18,112,896
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	203,100	7,626,405
Texas Instruments, Inc.	69,000	6,185,160

		$44,917,357

Software — 2.3%
Adobe Systems, Inc.(2)	22,900	$3,416,222
Microsoft Corp.	255,467	19,029,737

		$22,445,959

Specialty Retail — 2.1%
Home Depot, Inc. (The)	122,700	$20,068,812

		$20,068,812

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	205,100	$31,610,012
HP, Inc.	704,000	14,051,840

		$45,661,852

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	242,700	$9,775,956

		$9,775,956

Tobacco — 3.4%
Altria Group, Inc.	257,690	$16,342,700
Philip Morris International, Inc.	149,535	16,599,880

		$32,942,580

Total Common Stocks (identified cost $843,852,173)		$953,136,357

Short-Term Investments — 0.6%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(3)	3,940,316	$3,940,710
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,970,400	1,970,400

Total Short-Term Investments (identified cost $5,911,220)		$5,911,110

Total Investments — 99.7% (identified cost $849,763,393)		$959,047,467

Other Assets, Less Liabilities — 0.3%		$3,341,793

Net Assets — 100.0%		$962,389,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at September 30, 2017. The aggregate market value of securities on loan at September 30, 2017 was $13,250,166 and the total market value of the collateral received by the Fund was $13,470,059 including cash collateral of $1,970,400 and non-cash U.S. Government securities collateral of $11,499,659.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $10,632.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$111,925,409	$—		$—	$111,925,409
Consumer Staples	64,658,587	14,777,628		—	79,436,215
Energy	50,900,979	10,162,492		—	61,063,471
Financials	139,147,532	—		—	139,147,532
Health Care	133,307,214	—		—	133,307,214
Industrials	83,059,205	4,611,342		—	87,670,547
Information Technology	222,339,825	—		—	222,339,825
Materials	33,372,930	—		—	33,372,930
Real Estate	26,040,408	—		—	26,040,408
Telecommunication Services	28,084,585	—		—	28,084,585
Utilities	30,748,221	—		—	30,748,221
Total Common Stocks	$923,584,895	$29,551,462	*	$—	$953,136,357
Short-Term Investments	$1,970,400	$3,940,710		$—	$5,911,110
Total Investments	$925,555,295	$33,492,172		$—	$959,047,467

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017